Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (2,159,877)	$ (4,935,261)	$ (5,673,293)	$ (5,160,960)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Net loss attributable to noncontrolling interests in Omagine LLC	(139,508)	(102,160)	(195,879)	(53,669)
Depreciation and amortization	66,966	32,337	46,158	45,327
Stock-based compensation related to stock options	405	3,114,190	3,115,190	3,486,856
Stock-based compensation related to issuance of Common Stock for stockholder investor relations, including amortization of $0 and $10,275 in 2015 and 2014 respectively, arising from grants to service providers				10,275
Issuance of Common Stock for finders' fees on restricted Common Stock sales		12,500	72,500	76,168
Issuance of Common Stock for consulting fees	25,000	9,450	9,450
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees				10,436
Issuance of Common Stock for 401(k) Plan contributions	76,250	76,250	76,250	76,250
Issuance of Common Stock for Directors' fees	225,000	100,000	100,000
Issuance of Common Stock for commitment fees	150,000			150,000
Cancellation of restricted Common Stock to stockholder relations agent				(9,020)
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	20,382	(3,436)	2,233	(7,780)
Accrued interest on notes payable	17,507	21,698	25,589	22,947
Accounts payable	436,236	160,791	82,554	26,691
Accrued officers' payroll	28,443	(142,573)	(128,088)	(89,690)
Accrued expenses and other current liabilities	10,216	(30,964)	(4,002)	41,959
Net cash flows used by operating activities	(1,242,980)	(1,687,178)	(2,471,338)	(1,374,210)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(6,398)	(6,398)	(3,434)
Net cash flows used by investing activities		(6,398)	(6,398)	(3,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on 2013 note payable to YA Global Master SPV, Ltd.				(175,000)
Principal payments on 2014 note payable to YA II PN, Ltd.		(225,000)	(225,000)	(275,000)
Proceeds from sale of Common Stock	584,000	259,700	1,484,700	1,797,100
Proceeds of 2015 note payable to YA II PN, Ltd. Net of commitment fee		450,000		461,000
Proceeds from exercise of stock options	1,700	1,020	1,020
Principal payments on 2015 note payable to YA II PN, Ltd.	(225,000)	(130,000)	(275,000)
Proceeds from the sale of Common Stock Warrants		250,000	253,040	663,500
Proceeds of issuance of 2016 note payable to YA II PN, Ltd. Net of $60,000 commitment fee	540,000
Principal payments on 2016 $600,000 note payable to YA II PN, Ltd.	(315,000)
Proceeds of issuance of an additional 2016 note payable to YA II PN, Ltd. net of commitment fee	360,000		450,000
Principal payments on 2016 $400,000 note payable to YA II PN, Ltd.	(115,000)
Proceeds of issuance of convertible note payable	100,000
Net cash flows provided by financing activities	930,700	605,720	1,688,760	2,471,600
NET (DECREASE) INCREASE IN CASH	(312,280)	(1,087,856)	(788,976)	1,093,956
CASH BEGINNING OF PERIOD	324,703	1,113,679	1,113,679	19,723
CASH END OF PERIOD	12,423	25,823	324,703	1,113,679
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	600	2,197	2,197	1,078
Interest paid	56,451	19,089	29,565	33,791
NON-CASH FINANCING ACTIVITIES
Excess of fair value of Common Stock issued to law firm in excess of liability satisfied - charged to legal fees				10,436
Issuance of Common Stock to an Executive Officer in payment of salaries payable	50,400	120,000	120,000
Issuance of Common Stockin satisfaction of convertible note payable ($15,000) and accrued interest ($15,984)	30,984
Payment-in-kind capital contribution of land by noncontrolling interest in Omagine LLC pursuant to Omagine LLC Stockholder Agreement		$ 718,614,000	$ 718,614,000